Earnings per share -Schedule of basic and diluted earnings per share (Parenthetical) (Detail) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Number of shares outstanding	104,299,705	95,285,453	95,355,432	88,406,480
Number of shares outstanding maximum	106,078,535